Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrants.
Schedule of changes in warrant liability

Warrants ($)
Balance as of January 1, 2022	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569
Additional warrants issued	—
Change in fair value	1,340
Balance as of March 31, 2023	$262,909

Warrants ($)
Balance as of January 1, 2021	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569

Schedule of assumptions used to calculate the fair value of warrants liabilities

Fair Value of Warrants	$2.57
Exercise price	$0.96
Risk free interest rate	4.09%
Expected dividend yield	—%
Expected volatility	92.90%
Expected term	3 years

The following assumptions were used to calculate the fair value of warrants liabilities during the year ended December 31, 2022:

Fair Value of Warrants	$1.80 – 13.10
Exercise price	$1.00 – 1.05
Risk free interest rate	2.09 - 4.05%
Expected dividend yield	—%
Expected volatility	53.22 - 104.50%
Expected term	1-3	years

Schedule of warrant issuance date

		As of March 31,	As of December 31,
Warrant Issuance Date	Strike Price	2023	2022
November 9, 2016	$3.12	80,128	80,128
January 23, 2020	$8.00	186,442	186,442
January 23, 2020	$8.00	524,599	524,599
August – December 2021	$20.00	—	268,743
January – February 2022	$20.00	—	15,171
September 14, 2022	$8.85	390,000	390,000
Total warrants outstanding		1,181,169	1,465,083

	As of December 31,
Warrant Issuance Date	Strike Price	2022	2021
September 30, 2016	$0.8320	—	80,128
November 9, 2016	$3.1200	80,128	80,128
January 23, 2020	$8.0000	186,442	186,442
January 23, 2020	$8.0000	524,599	932,111
August – December 2021	$20.0000	268,743	271,593
January – February 2022	$20.0000	15,171	—
September 14, 2022	$8.8500	390,000	—
Total warrants outstanding		1,465,083	1,550,402